UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [X]; Amendment Number:    1
                                               -------

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:  Royal Bank of Canada


Name:      Royal Bank of Canada
           200 Bay Street, P.O. Box 1
           Royal Bank Plaza
           Toronto, ON
           CANADA  M5J 2J5


Form 13F File Number: 028-11396
                          ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Carol Ann Bartlett
Title:  Chief Compliance Officer
Phone:  (416) 974-5137


Signature,  Place,  and  Date  of  Signing:

/s/ Carol Ann Bartlett                Toronto, Ontario                12/02/2005
----------------------                ----------------                ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
Form 13F   File Number  Name
028-10228               Voyageur Asset Management Inc.
028-04069               RBC Dain Rauscher Inc.
028-02418               Voyageur Asset Management(MA) Inc.
028-11252               RBC Asset Management Inc.
028-11273               RBC Capital Markets Arbitrage SA
028-11272               RBC Capital Markets Corporation
028-11322               RBC Dominion Securities Inc.
028-11271               RBC Private Counsel Inc.
028-11393               Royal Trust Corporation of Canada
028-11376               Royal Bank of Canada(Caribbean) Corp.
028-11367               Royal Bank of Canada Investment Management(UK) Limited
028-11454               RBC Private Counsel(USA) Inc.


Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:           none
                                         ---------------------------------------

Form 13F Information Table Entry Total:      57
                                         ---------------------------------------

Form 13F Information Table Value Total:  US  $ 5,009,337 (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                 FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS   SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -------- -------- ------ ----
ATI TECHNOLOGIES INC           COM              001941103    21263  1796178 SH       Sole              1796178      0    0
ABITIBI-CONSOLIDATED INC       COM              003924107    13972  3134469 SH       Sole              3134469      0    0
AGRIUM INC                     COM              008916108    19484   998141 SH       Sole               998141      0    0
ALCAN INC                      COM              013716105    79142  2635701 SH       Sole              2635701      0    0
AMGEN INC                      COM              031162100        1       20 SH       Sole                   20      0    0
BCE INC                        COM              05534B109   156197  6597457 SH       Sole              6597457      0    0
BANK MONTREAL QUE              COM              063671101   373313  8018076 SH       Sole              8018076      0    0
BANK NOVA SCOTIA HALIFAX       COM              064149107   541826 16371069 SH       Sole             16371069      0    0
BARRICK GOLD CORP              COM              067901108    94890  3804627 SH       Sole              3804627      0    0
BIOVAIL CORP                   COM              09067J109    17529  1135429 SH       Sole              1135429      0    0
BIOMIRA INC                    COM              09161R106        0      200 SH       Sole                  200      0    0
BRASCAN CORP                   CL A LTD VT SH   10549P606   151688  3979506 SH       Sole              3979506      0    0
BROOKFIELD PPTYS CORP          COM              112900105       35     1250 SH       Sole                 1250      0    0
CAMECO CORP                    COM              13321L108    56149  1259191 SH       Sole              1259191      0    0
CDN IMPERIAL BK OF COMMERCE    COM              136069101   440269  7115523 SH       Sole              7115523      0    0
CANADIAN NATL RY CO            COM              136375102   115324  1998598 SH       Sole              1998598      0    0
CANADIAN NAT RES LTD           COM              136385101   138435  3821705 SH       Sole              3821705      0    0
CANADIAN PAC RY LTD            COM              13645T100    40062  1159271 SH       Sole              1159271      0    0
CELESTICA INC                  SUB VTG SHS      15101Q108    18570  1390352 SH       Sole              1390352      0    0
COGNOS INC                     COM              19244C109    22030   644949 SH       Sole               644949      0    0
COTT CORP QUE                  COM              22163N106    11106   509686 SH       Sole               509686      0    0
CP SHIPS LTD                   COM              22409V102    10090   643735 SH       Sole               643735      0    0
DOMTAR INC                     COM              257561100    12144  1641858 SH       Sole              1641858      0    0
ENCANA CORP                    COM              292505104   245864  6231298 SH       Sole              6231298      0    0
ENBRIDGE INC                   COM              29250N105   104454  3667122 SH       Sole              3667122      0    0
FAIRFAX FINL HLDGS LTD         SUB VTG          303901102       17      100 SH       Sole                  100      0    0
FAIRMONT HOTELS RESORTS INC    COM              305204109    18564   535781 SH       Sole               535781      0    0
IMPERIAL OIL LTD               COM NEW          453038408    62140   746223 SH       Sole               746223      0    0
INCO LTD                       COM              453258402    50700  1345675 SH       Sole              1345675      0    0
IPSCO INC                      COM              462622101     1046    24000 SH       Sole                24000      0    0
KINROSS GOLD CORP              COM NO PAR       496902404    14958  2469354 SH       Sole              2469354      0    0
KINGSWAY FINL SVCS INC         COM              496904103       10      600 SH       Sole                  600      0    0
MDS INC                        COM              55269P302    15156  1008402 SH       Sole              1008402      0    0
MAGNA INTL INC                 CL A             559222401    54122   770585 SH       Sole               770585      0    0
MANULIFE FINL CORP             COM              56501R106   316839  6634130 SH       Sole              6634130      0    0
NASDAQ 100 TR                  UNIT SER 1       631100104     1295    35200 SH       Sole                35200      0    0
NEXEN INC                      COM              65334H102    57509  1896669 SH       Sole              1896669      0    0
NORANDA INC                    COM              655422103    32048  1868449 SH       Sole              1868449      0    0
NORTEL NETWORKS CORP NEW       COM              656568102    79156 30394282 SH       Sole             30394282      0    0
NOVA CHEMICALS CORP            COM              66977W109    19146   627059 SH       Sole               627059      0    0
NOVELIS INC                    COM              67000X106    13366   526956 SH       Sole               526956      0    0
OPEN TEXT CORP                 COM              683715106       37     2600 SH       Sole                 2600      0    0
PETRO-CDA                      COM              71644E102   122440  1880587 SH       Sole              1880587      0    0
PLACER DOME INC                COM              725906101    47579  3108218 SH       Sole              3108218      0    0
POTASH CORP SASK INC           COM              73755L107    76058   796604 SH       Sole               796604      0    0
PRECISION DRILLING CORP        COM              74022D100    35555   902059 SH       Sole               902059      0    0
QUEBECOR WORLD INC             COM NON-VTG      748203106    11451   585177 SH       Sole               585177      0    0
RESEARCH IN MOTION LTD         COM              760975102    99615  1353201 SH       Sole              1353201      0    0
ROGERS COMMUNICATIONS INC      CL B             775109200    52563  1604793 SH       Sole              1604793      0    0
SHAW COMMUNICATIONS INC        CL B CONV        82028K200    32589  1571590 SH       Sole              1571590      0    0
SUN LIFE FINL INC              COM              866796105   241831  7177590 SH       Sole              7177590      0    0
SUNCOR ENERGY INC              COM              867229106   154924  3277487 SH       Sole              3277487      0    0
TALISMAN ENERGY INC            COM              87425E103    98257  2622124 SH       Sole              2622124      0    0
THOMSON CORP                   COM              884903105    49236  1470245 SH       Sole              1470245      0    0
TORONTO DOMINION BK ONT        COM NEW          891160509   450902 10121136 SH       Sole             10121136      0    0
TRANSALTA CORP                 COM              89346D107    24214  1456773 SH       Sole              1456773      0    0
TRANSCANADA CORP               COM              89353D107    92177  3502092 SH       Sole              3502092      0    0